Contractual Commitments - Summary of estimated minimum payment commitments related to non-cancellable operating lease (Detail) $ in Millions	Dec. 31, 2018 ARS ($)
0 to 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Estimated minimum payment commitments under non-cancellable operating leases	$ 12,264
From 1 to 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Estimated minimum payment commitments under non-cancellable operating leases	15,341
More than 6 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Estimated minimum payment commitments under non-cancellable operating leases	$ 2,317